Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (Deficit)	Total
Beginning balance at Sep. 30, 2022			[1]		[1]	$ 200	[1]	$ 19,800	$ (18,572)	$ 6,018,111	$ 6,019,539
Beginning balance (in Shares) at Sep. 30, 2022	[1]					1,333,333
Foreign currency translation adjustments			[1]		[1]		[1]		24,697		24,697
Net loss			[1]		[1]		[1]			3,155,321	3,155,321
Ending balance at Sep. 30, 2023			[1]		[1]	$ 200	[1]	19,800	6,125	9,173,432	9,199,557
Ending balance (in Shares) at Sep. 30, 2023	[1]					1,333,333
Foreign currency translation adjustments			[1]		[1]		[1]		(21,709)		(21,709)
Net loss			[1]		[1]		[1]			4,282,368	4,282,368
Ending balance at Sep. 30, 2024			[2]		[2]	$ 200	[1]	19,800	(15,584)	13,455,800	13,460,216	[3]
Ending balance (in Shares) at Sep. 30, 2024			[2]		[2]	1,333,333	[1]
Foreign currency translation adjustments			[2]		[2]		[2]		(20,937)		(20,937)
IPO Issuance, value			[2]		[2]	$ 14	[2]	3,725,247			3,725,261
IPO Issuance, shares (in Shares)	[2]					95,833
Share-based compensation, value			[2]		[2]	$ 43	[2]	14,235,957			14,236,000
Share-based compensation, shares (in Shares)	[2]					285,833
Common stock reclassification, value			[2]		[2]	$ (257)	[2]	(25,468)			(25,725)
Common stock reclassification, shares (in Shares)	[2]					(1,715,000)
Class A ordinary shares		$ 173	[2]		[2]		[2]	17,052			17,225
Class A ordinary shares (in Shares)	[2]	1,152,588
Class B ordinary shares			[2]	$ 85	[2]			8,415			8,500
Class B ordinary shares (in Shares)	[2]			566,667
Net loss			[2]		[2]		[2]			(13,719,338)	(13,719,338)
Ending balance at Mar. 31, 2025		$ 173	[2]	$ 85	[2]		[2]	17,981,003	(36,521)	(263,538)	17,681,202
Ending balance (in Shares) at Mar. 31, 2025	[2]	1,152,588		566,667
Beginning balance at Sep. 30, 2024			[2]		[2]	$ 200	[1]	19,800	(15,584)	13,455,800	13,460,216	[3]
Beginning balance (in Shares) at Sep. 30, 2024			[2]		[2]	1,333,333	[1]
Foreign currency translation adjustments			[1]		[1]		[1]		(14,238)		(14,238)
IPO Issuance, value			[1]		[1]	$ 14	[1]	3,725,247			3,725,261
IPO Issuance, shares (in Shares)	[1]					95,833
Share-based compensation, value			[1]		[1]	$ 43	[1]	14,235,957			14,236,000
Share-based compensation, shares (in Shares)	[1]					285,833
Common stock reclassification, value			[1]		[1]	$ (257)	[1]	(25,468)			(25,725)
Common stock reclassification, shares (in Shares)	[1]					(1,715,000)
Class A ordinary shares		$ 173	[1]		[1]		[1]	17,052			17,225
Class A ordinary shares (in Shares)	[1]	1,152,588
Class B ordinary shares			[1]	$ 85	[1]		[1]	8,415			8,500
Class B ordinary shares (in Shares)	[1]			566,667
Net loss			[1]		[1]		[1]			(13,369,749)	(13,369,749)
Ending balance at Sep. 30, 2025		$ 173	[1]	$ 85	[1]		[2]	17,981,003	(29,822)	86,051	18,037,490	[3]
Ending balance (in Shares) at Sep. 30, 2025		1,152,588	[1]	566,667	[1]		[2]
Foreign currency translation adjustments			[2]		[2]		[2]		(21,368)		(21,368)
Net loss			[2]		[2]		[2]			(3,757,315)	(3,757,315)
Ending balance at Mar. 31, 2026		$ 173	[2]	$ 85	[2]		[2]	$ 17,981,003	$ (51,190)	$ (3,671,264)	$ 14,258,807	[4]
Ending balance (in Shares) at Mar. 31, 2026	[2]	1,152,588		566,667

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[3]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[4]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.